Loans, Debentures, and Finance Leases	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Loans, Debentures, and Finance Leases
15.	Loans, Debentures, and Finance Leases

a. Composition

Description	12/31/2018	12/31/2017	Index/Currency	Weighted average financial charges 12/31/2018 –% p.a.	Maturity
Foreign currency—denominated loans:
Notes in the foreign market (b) (*)	2,889,631	2,454,142	US$	+5.3	2026
Foreign loan (c.1) (*)	985,268	259,015	US$	+3.9	2021 to 2023
Financial institutions (e)	620,605	330,755	US$ + LIBOR (1)	+2.1	2019 to 2023
Foreign loan (c.1) (*)	582,106	788,794	US$ + LIBOR (1)	+0.9	2022 to 2023
Foreign loan (c.2)	234,363	298,927	US$ + LIBOR (1)	+2.0	2020
Financial institutions (e)	127,288	106,745	US$	+2.9	2019 to 2022
Financial institutions (e)	27,845	27,048	MX$ (2)	+9.0	2019
Advances on foreign exchange contracts	11,702	44,515	US$	+3.2	< 12 days
Financial institutions (e)	3,950	3,382	MX$ + TIIE (2)	+1.5	2019
BNDES (d)	2,596	4,460	US$	+6.5	2019 to 2020
Foreign currency advances delivered	1,485	26,080	US$	+2.9	< 33 days
Financial institutions (e)	—	593	Bs$ (7)

Total foreign currency	5,486,839	4,344,456

Description	12/31/2018	12/31/2017	Index/Currency	Weighted average financial charges 12/31/2018 –% p.a.	Maturity
Brazilian Reais—denominated loans:
Banco do Brasil—floating rate (f)	2,614,704	2,794,272	CDI	107.3	2019 to 2022
Debentures—Ipiranga (g.1, g.3,and g.5)	2,039,743	2,836,741	CDI	105.0	2019 to 2022
Debentures—CRA (g.4, g.6 and g.8)	2,029,545	1,380,852	CDI	95.8	2022 to 2023
Debentures—5th and 6th issuance (g.2 and g.7)	1,756,954	817,654	CDI	105.3	2023
Debentures—CRA (g.4, g.6 and g.8) (*)	833,213	554,402	IPCA	+4.6	2024 to 2025
BNDES (d)	147,922	206,423	TJLP (3)	+2.4	2019 to 2023
FINEP	53,245	32,682	TJLP (3)	+1.5	2019 to 2023
BNDES (d)	51,467	69,422	SELIC (6)	+2.3	2019 to 2023
Bank Credit Bill	50,075	—	CDI	124.0	2019
Finance leases (i)	46,066	48,515	IGP-M (5)	+5.6	2019 to 2031
FINEP	22,553	35,611	R$	+4.0	2019 to 2021
Banco do Nordeste do Brasil	15,776	28,136	R$ (4)	+8.5	2019 to 2021
BNDES (d)	14,071	26,270	R$	+6.0	2019 to 2022
FINAME	32	56	TJLP (3)	+5.7	2019 to 2022
Export Credit Note—floating rate (h)	—	157,749	CDI
BNDES EXIM	—	62,754	TJLP (3)
BNDES EXIM	—	30,850	SELIC (6)

Total Brazilian Reais	9,675,366	9,082,389

Total foreign currency and Brazilian Reais	15,162,205	13,426,845
Currency and interest rate hedging instruments (**)	43,944	163,749

Total	15,206,149	13,590,594

Current	2,273,997	3,503,675
Non-current	12,932,152	10,086,919

(*)	These transactions were designated for hedge accounting (see Note 33.h).
(**)	Accumulated losses (see Note 33.g).
(1)	LIBOR = London Interbank Offered Rate.
(2)	MX$ = Mexican Peso; TIIE = the Mexican interbank balance interest rate.
(3)

TJLP (Long-term Interest Rate) = set by the National Monetary Council, TJLP is the basic financing cost of Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the Brazilian Development Bank. On December 31, 2018, TJLP was fixed at 7.03% p.a.

(4)

Contract linked to the rate of FNE (Northeast Constitutional Financing Fund) fund whose purpose is to promote the development of the industrial sector, managed by Banco do Nordeste do Brasil. On December 31, 2018, the FNE interest rate was 10% p.a. FNE grants a discount of 15% on the interest rate for timely payments.

(5)	IGP-M = General Market Price Index is a measure of Brazilian inflation, calculated by the Getúlio Vargas Foundation.
(6)	SELIC = basic interest rate set by the Brazilian Central Bank.
(7)	Bs$ = Bolívar.

The changes in loans, debentures and finance leases are shown below:

Balance on December 31, 2016	11,214,773
New loans and debentures with cash effect	4,510,694
Interest accrued	925,421
Principal payment and financial leases	(2,467,391)
Interest payment	(769,740)
Monetary and exchange rate variation	37,937
Change in fair value	(24,849)

Balance on December 31, 2017	13,426,845
New loans and debentures with cash effect	4,461,112
Interest accrued	873,202
Principal payment and financial leases	(3,715,838)
Interest payment	(737,564)
Monetary and exchange rate variation	804,273
Change in fair value	50,175

Balance on December 31, 2018	15,162,205

The long-term debt had the following principal maturity schedule:

	12/31/2018	12/31/2017
From 1 to 2 years	962,870	1,826,907
From 2 to 3 years	1,551,083	894,640
From 3 to 4 years	3,219,451	1,302,450
From 4 to 5 years	3,431,465	3,016,406
More than 5 years	3,767,283	3,046,516

	12,932,152	10,086,919

The transaction costs and issuance premiums associated with debt issuance by the Company and its subsidiaries were added to their financial liabilities, as shown in Note 15.j.

The Company’s management entered into hedging instruments against foreign exchange and interest rate variations for a portion of its debt obligations (see Note 33.h).

b. Notes in the Foreign Market

On October 6, 2016, the subsidiary Ultrapar International S.A. (“Ultrapar International”) issued US$ 750 million (equivalent to R$ 2,906 million as of December 31, 2018) in notes in the foreign market, maturing in October 2026, with interest rate of 5.25% p. a., paid semiannually. The issue price was 98.097% of the face value of the note. The notes were guaranteed by the Company and its subsidiary IPP. The Company has designated hedge relationships for this transaction (see Note 33.h.3).

As a result of the issuance of the notes in the foreign market, the Company and its subsidiaries are required to perform certain obligations, including:

•	Restriction on sale of all or substantially all assets of the Company and subsidiaries Ultrapar International and IPP.

•	Restriction on encumbrance of assets exceeding US$ 150 million (equivalent to R$ 581 million as of December 31, 2018) or 15% of the amount of the consolidated tangible assets.

The Company and its subsidiaries are in compliance with the levels of covenants required by this debt. The restrictions imposed on the Company and its subsidiaries are customary in transactions of this nature and have not limited their ability to conduct their business to date.

c. Foreign Loans

c.1 The subsidiary IPP has foreign loans in the amount of US$ 395 million (equivalent to R$ 1,531 million as of December 31, 2018). IPP also contracted hedging instruments with floating interest rate in U.S. dollar and exchange rate variation, changing the foreign loans charges, on average, to 104.4% of CDI. IPP designated these hedging instruments as a fair value hedge (see Note 33.h.1); therefore, loans and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss. The foreign loans are secured by the Company.

The foreign loans have the maturity distributed as follows:

Maturity	US$ (million)	R$ (million)	Cost in % of CDI
Charges (1)	9.5	36.8	—
Jun/2021	100.0	387.5	105.0
Jul/2021	60.0	232.5	101.8
Jul/2023	50.0	193.7	104.8
Sep/2023	60.0	232.5	105.0
Sep/2023	65.0	251.9	104.7
Nov/2023	60.0	232.5	104.5

Total / average cost	404.5	1,567.4	104.4

(1)	Includes interest, transaction costs, mark to market and hedge initial recognition.

During these contracts, the Company shall maintain the following financial ratios, calculated based on its audited consolidated financial statements:

•

Maintenance of a financial ratio, determined by the ratio between consolidated net debt and consolidated Earnings before Interest, Taxes, Depreciation, and Amortization (EBITDA), at less than or equal to 3.5.

•	Maintenance of a financial ratio determined by the ratio between consolidated EBITDA and consolidated net financial expenses, higher than or equal to 1.5.

The Company complies with the levels of covenants required by these loans. The restrictions imposed on the Company and its subsidiaries are usual for this type of transaction and have not limited their ability to conduct their business to date.

c.2 The subsidiary Global Petroleum Products Trading Corporation has a foreign loan in the amount of US$ 60 million (equivalent to R$ 232 million as of December 31, 2018) with maturity on June 22, 2020 and interest of LIBOR + 2.0% p.a., paid quarterly. The Company, through the subsidiary Cia. Ultragaz, contracted hedging instruments subject to floating interest rates in dollar and exchange rate variation, changing the foreign loan charge to 105.9% of CDI. The foreign loan is guaranteed by the Company and its subsidiary Oxiteno Nordeste.

c.3 The subsidiary LPG International Inc. had a foreign loan in the amount of US$ 30 million with maturity in December 2018 and interest rate of LIBOR + 1.85% p.a., paid quarterly. The foreign loan was guaranteed by the Company and its subsidiary IPP. The foreign loan was settled on the maturity date.

d. BNDES

The subsidiaries have financing from BNDES for some of their investments and for working capital.

During the term of these agreements, the Company must maintain the following capitalization and current liquidity levels, as determined in the annual consolidated audited balance sheet:

•	Capitalization level: equity / total assets equal to or above 0.3; and

•	Current liquidity level: current assets / current liabilities equal to or above 1.3.

The Company complies with the levels of covenants required by these loans. The restrictions imposed on the Company and its subsidiaries are usual for this type of transaction and have not limited their ability to conduct their business to date.

e. Financial Institutions

The subsidiaries Oxiteno Mexico S.A. de C.V., Oxiteno USA LLC (“Oxiteno USA”) and Oxiteno Uruguay have loans for investments and working capital.

The subsidiary Oxiteno USA has loans with bearing interest of LIBOR + 2.1% and maturity as shown below:

Maturity	US$ Millions	R$ Millions
Charges (1)	0.2	0.9
Aug/2019	10.0	38.7
Feb/2020	10.0	38.7
Aug/2020	10.0	38.7
Sep/2020	20.0	77.5
Feb/2021	10.0	38.7
Mar/2022	30.0	116.2
Oct/2022	40.0	155.0
Mar/2023	30.0	116.2

Total	160.2	620.6

(1)	Includes interest and transaction costs.

The proceeds of this loan are being used in the working capital and to fund the construction of a new alkoxylation plant in the state of Texas.

f. Banco do Brasil

The subsidiary IPP has floating interest rate loans with Banco do Brasil to marketing, processing, or manufacturing of agricultural goods (ethanol).

These loans mature, as follows (includes accrued interest through December 31, 2018):

Maturity
Feb/2019	168,419
May/2019	1,432,750
May/2020	337,845
May/2021	337,845
May/2022	337,845

Total	2,614,704

g. Debentures

g.1. In January 2014, the subsidiary IPP made its second issuance of public debentures, in a single series of 80,000 simple, nominative, registered debentures, nonconvertible into shares and unsecured, which main characteristics are as follows:

Face value unit:	R$ 10,000.00
Final maturity:	December 20, 2018
Payment of the face value:	Lump sum at final maturity
Interest:	107.9% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

The debentures were settled by the subsidiary IPP on the maturity date.

g.2. In March 2015, the Company made its fifth issuance of debentures, in a single series of 80,000 simple, nonconvertible into shares, unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 10,000.00
Final maturity:	March 16, 2018
Payment of the face value:	Lump sum at final maturity
Interest:	108.25% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

The debentures were settled by the Company on the maturity date.

g.3. In May 2016, the subsidiary IPP made its fourth issuance of public debentures, in one single series of 500 simple, nominative, registered debentures, nonconvertible into shares and unsecured, which main characteristics are as follows:

Face value unit:	R$ 1,000,000.00
Final maturity:	May 25, 2021
Payment of the face value:	Annual as from May 2019
Interest:	105.0% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

g.4. In April 2017, the subsidiary IPP carried out its fifth issuance of debentures, in two series, being one of 660,139 and another of 352,361, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Eco Consult – Consultoria de Operações Financeiras Agropecuárias Ltda. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP.

The debentures were later assigned and transferred to Eco Securitizadora de Direitos Creditórios do Agronegócio S.A. that acquired these agribusiness credit rights with the purpose to bind the issuance of Certificates of Agribusiness Receivables (CRA). The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	660,139
Face value unit:	R$ 1,000.00
Final maturity:	April 18, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	352,361
Face value unit:	R$ 1,000.00
Final maturity:	April 15, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.68%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 93.9% of CDI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

g.5. In July 2017, the subsidiary IPP made its sixth issuance of public debentures, in one single series of 1,500,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	July 28, 2022
Payment of the face value:	Annual as from July 2021
Interest:	105.0% of CDI
Payment of interest:	Annually
Reprice:	Not applicable

g.6. In October 2017, the subsidiary IPP carried out its seventh issuance of debentures in the amount of R$ 944,077, in two series, on of 730,384 and another of 213,693, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Vert Companhia Securitizadora. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP.

The debentures were later assigned and transferred to Vert Créditos Ltda., that acquired these agribusiness credit rights with the purpose to bind the issuance of Certificates of Agribusiness Receivables (CRA). The financial settlement occurred on November 1, 2017. The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	730,384
Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	213,693
Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.34%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 97.3% of CDI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

g.7. In March 2018, the Company made its sixth issuance of public debentures, in a single series of 1,725,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	March 5, 2023
Payment of the face value:	Lump sum at final maturity
Interest:	105.25% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

g.8. In December 2018, the subsidiary IPP carried out its eighth issuance of debentures in the amount of R$ 900,000, in two series, one of 660,000 and another of 240,000, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Vert Companhia Securitizadora. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP.

The financial settlement occurred on December 21, 2018. The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	660,000
Face value unit:	R$ 1,000.00
Final maturity:	December 18, 2023
Payment of the face value:	Lump sum at final maturity
Interest:	97.5% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	240,000
Face value unit:	R$ 1,000.00
Final maturity:	December 15, 2025
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.61%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 97.1% of CDI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

The debentures have maturity dates distributed as shown below (includes accrued interest through December 31, 2018).

Maturity
May/2019	168,897
May/2020	165,786
May/2021	165,786
Apr/2022	657,538
Jul/2022	1,539,274
Oct/2022	727,229
Mar/2023	1,756,954
Dec/2023	644,778
Apr/2024	377,567
Oct/2024	217,861
Dec/2025	237,785

Total	6,659,455

h. Export Credit Note

The export credit note contract of the subsidiary Oxiteno Nordeste, with maturity in May 2018, and floating rate of 101.5% of CDI, paid quarterly, was settled on the maturity date.

i. Finance Leases

The subsidiary Cia. Ultragaz has a finance lease contract related to LPG bottling facilities, maturing in April 2031.

The amounts of equipment and intangible assets, net of depreciation and amortization, and the amounts of the corresponding liabilities are shown below:

	12/31/2018	12/31/2017
Equipment and intangible assets, net of depreciation and amortization	13,783	15,732
Financing (present value)	46,066	48,515

Current	2,849	2,710
Non-current	43,217	45,805

The future disbursements (installments) assumed under these contracts are presented below:

	12/31/2018	12/31/2017
Up to 1 year	5,124	5,113
From 1 to 2 years	5,124	5,113
From 2 to 3 years	5,124	5,113
From 3 to 4 years	5,124	5,113
From 4 to 5 years	5,124	5,113
More than 5 years	37,574	42,611

Total	63,194	68,176

The above amounts include Services Tax (“ISS”) payable on the monthly installments, except for disbursements for the LPG bottling facilities.

j. Transaction Costs

Transaction costs incurred in issuing debt were deducted from the value of the related financial instruments and are recognized as an expense according to the effective interest rate method, as follows:

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2017	Incurred cost	Amortization	Balance on 12/31/2018
Debentures (g)	0.2	44,709	21,308	(9,641)	56,376
Notes in the foreign market (b)	0.0	15,298	—	(1,417)	13,881
Banco do Brasil (f)	0.2	8,065	—	(4,628)	3,437
Foreign loans (c)	0.1	1,213	—	(882)	331
Other	0.2	2,801	366	(735)	2,432

Total		72,086	21,674	(17,303)	76,457

	Effective rate of transaction costs (% p.a.)	Balance on 1/1/2017	Incurred cost	Amortization	Balance on 12/31/2017
Debentures (g)	0.2	6,835	42,388	(4,514)	44,709
Notes in the foreign market (b)	0.0	16,612	—	(1,314)	15,298
Banco do Brasil (f)	0.2	12,182	—	(4,117)	8,065
Foreign loans (c)	0.2	2,211	563	(1,561)	1,213
Other	0.2	1,952	1,418	(569)	2,801

Total		39,792	44,369	(12,075)	72,086

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2015	Incurred cost	Amortization	Balance on 12/31/2016
Debentures (g)	0.1	1,801	6,407	(1,373)	6,835
Notes in the foreign market (b)	0.0	—	16,821	(209)	16,612
Banco do Brasil (f)	0.2	11,883	3,529	(3,230)	12,182
Foreign Loans (c)	0.2	4,649	—	(2,438)	2,211
Other	0.2	545	2,079	(672)	1,952

Total		18,878	28,836	(7,922)	39,792

The amount to be appropriated to profit or loss in the future is as follows:

	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
Debentures (g)	13,171	13,298	13,217	10,115	5,255	1,320	56,376
Notes in the foreign market (b)	1,435	1,546	1,632	1,723	1,819	5,726	13,881
Banco do Brasil (f)	2,317	599	385	136	—	—	3,437
Foreign loans (c)	201	130	—	—	—	—	331
Other	773	894	445	318	2	—	2,432

Total	17,897	16,467	15,679	12,292	7,076	7,046	76,457

k. Guarantees

The financings are guaranteed by collateral in the amount of R$ 69,822 in 2018 (R$ 66,337 in 2017) and by guarantees and promissory notes in the amount of R$ 10,667,175 in 2018 (R$ 9,587,971 in 2017).

The Company and its subsidiaries offer collateral in the form of letters of credit for commercial and legal proceedings in the amount of R$ 271,162 in 2018 (R$ 237,537 in 2017). In addition, the Company provides guarantees related to the supply of LPG by Petrobras up to the amount of R$ 45 million. In 2018, the Company did not have guarantees related to raw materials imported by the subsidiary IPP (R$ 81,046 in 2017).

Some subsidiaries of Oxiteno issue collateral to financial institutions in connection with the amounts owed by some of their customers to such institutions (vendor financing). If a subsidiary is required to make any payment under these collaterals, this subsidiary may recover the amount paid directly from its customers through commercial collection. The maximum amount of future payments related to these collaterals is R$ 2,750 in 2018 (R$ 8,224 in 2017), with maturities of up to 91 days. Until December 31, 2018, the subsidiaries did not have losses in connection with these collaterals. The fair value of collaterals recognized in current liabilities as “other payables” is R$ 68 in 2018 (R$ 205 in 2017), which is recognized in the statement of profit or loss as customers settle their obligations with the financial institutions.